MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.6 - Schedule 2

Loan Number	Loan ID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Compensating Factors	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
XXXX	8379206	1 of 3	XXXX	XX/XX/XXXX	Compliance	No Compliance Findings	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
XXXX	8379206	2 of 3	XXXX	XX/XX/XXXX	Credit	No Credit Findings	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1
XXXX	8379206	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the opinion of value in the origination appraisal report.						1	1	1	1
XXXX	9139608	1 of 3	XXXX	XX/XX/XXXX	Compliance	No Compliance Findings	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
XXXX	9139608	2 of 3	XXXX	XX/XX/XXXX	Credit	No Credit Findings	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1
XXXX	9139608	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.						1	1	1	1
XXXX	9128242	1 of 3	XXXX	XX/XX/XXXX	Compliance	No Compliance Findings	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
XXXX	9128242	2 of 3	XXXX	XX/XX/XXXX	Credit	No Credit Findings	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1
XXXX	9128242	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the opinion of value in the origination appraisal report.						1	1	1	1
XXXX	9139628	1 of 3	XXXX	XX/XX/XXXX	Compliance	No Compliance Findings	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
XXXX	9139628	2 of 3	XXXX	XX/XX/XXXX	Credit	No Credit Findings	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1
XXXX	9139628	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the opinion of value in the origination appraisal report.						1	1	1	1
XXXX	9139631	1 of 3	XXXX	XX/XX/XXXX	Compliance	HUD1 - Missing (All)	XXXX	There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: Federal Threshold reiew, and final HUD-1 accuracy. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8(a)	Resolved	Rebuttal 1 (XX/XX/XXXX XXXXPM) Closing Disclosure provided - loan does not have a HUD Rebuttal 2 (XX/XX/XXXX XXXXAM) Closing disclosure signed by buyer's agent provided (highlighted in doc) Rebuttal 3 (XX/XX/XXXX XXXXPM) The CD shows the total closing fees and is signed by the buyer	Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The Seller CD has been provided. Please provide the borrowers Final HUD or CD. (Upheld)

Response 2 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. The Seller CD has been provided and is signed as True and Correct by the title agent; however, it only discloses the Seller fees and without the Borrower fees a Federal Threshold review and final HUD-1 review for accuracy cannot be performed. Please provide the borrowers Final HUD or CD. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

														3	1	3	1
XXXX	9139631	2 of 3	XXXX	XX/XX/XXXX	Credit	Credit - Other	XXXX	The loan file does not contain a final closing statement. Therefore, unable to determine if sufficient assets were verified to cover funds required for closing, EMD, and reserves.	Resolved	Rebuttal 1 (XX/XX/XXXX XXXXPM) Closing Disclosure provided - loan does not have a HUD Rebuttal 2 (XX/XX/XXXX XXXXAM) Closing disclosure signed by buyer's agent provided (highlighted in doc) Rebuttal 3 (XX/XX/XXXX XXXXPM) The CD shows the total closing fees and is signed by the buyer	Response 1 (XX/XX/XXXX XXXXPM) Only the Seller's side was provided. (Upheld) Response 2 (XX/XX/XXXX XXXXAM) New documentation not received. Unable to determine buyer's funds to close. (Upheld) Response 3 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)			3	1	3	1
XXXX	9139631	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the original appraised value.						1	1	3	1